PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning liabilities	Other	Total

January 1, 2025	65	17	82
Additions	15	—	15
Usage	(11)	—	(11)
Adjustments to existing provisions	(7)	(5)	(12)

December 31, 2025	62	12	74

Current (recorded in "other current liabilities")	13	6	19
Long-term	49	6	55